Interest in joint operations	12 Months Ended
Jun. 30, 2022
Interest in joint operations
Interest in joint operations
22	Interest in joint operations

At 30 June, the group’s interest in material joint operations were:

			% of equity owned
			2022	2021
Name	Country of incorporation	Nature of activities	%	%
Louisiana Integrated Polyethylene JV LLC	United States of America	Manufactures high density polyethylene chemicals	50	50
Sasol Canada[1]	Canada	Development of shale gas reserves and production and marketing of shale gas	—	50
Natref	South Africa	Refining of crude oil	64	64
1	The Group sold its investment in Sasol Canada on 29 July 2021.

In accordance with the Group's accounting policy, the results of joint operations are accounted for on a line by line basis. The information provided is Sasol’s share of joint operations (excluding unincorporated joint operations) and includes intercompany transactions and balances.

	Louisiana
	Integrated
	Polyethylene		Total	Total
	JV LLC*	Natref	2022	2021**
for the year ended 30 June	Rm	Rm	Rm	Rm
Statement of financial position
External non-current assets	30 554	3 595	34 149	30 647
External current assets	1 006	351	1 357	4 872
Intercompany current assets	60	12	72	2
Total assets	31 620	3 958	35 578	35 521
Shareholders’ equity	30 785	296	31 081	28 754
Long-term liabilities	27	2 427	2 454	2 522
Interest-bearing current liabilities	44	193	237	225
Non-interest-bearing current liabilities	546	655	1 201	2 607
Intercompany current liabilities	218	387	605	1 413
Total equity and liabilities	31 620	3 958	35 578	35 521
*

The joint operation with LyondellBasell operates as a tolling arrangement. Sasol retains control of our portion of the goods during the toll processing, for which a fee is paid, and only recognises revenue when the finished goods are transferred to a final customer. Equistar, as subsidiary of LyondellBasell, acts as an independent agent, for a fee, to exclusively market and sell all of Sasol's Linear low-density polyethylene (LLDPE) and Low-density polyethylene (LDPE) produced by the joint operation to customers.

**	The group sold it's investment in Sasol Canada on 29 July 2021 and its investment in Central Térmica de Ressano Garcia (CTRG) on 29 April 2022.

At 30 June 2022, the group’s share of the total capital commitments of joint operations amounted to R952 million (2021 – R717 million).